Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Pretax (Loss) Income, (Benefit) Provision for Income Taxes and Effective Income Tax Rate

	Year ended December 31,
(in millions)	2014	2013	2012
Components of pretax (loss) income:
Domestic	$(378)	$(843)	$(929)
Foreign	195	173	124
	$(183)	$(670)	$(805)
Provision (benefit) for income taxes:
Federal	$16	$39	$(319)
State and local	22	20	65
Foreign	44	46	11
Income tax expense (benefit)	$82	$105	$(243)

Effective income tax rate	(45)%	(16)%	30%

Schedule of Effective Tax Rates Differ from Statutory Rates

	Three months ended June 30,		Six months ended June 30,
(in millions)	2015	2014	2015	2014
Income tax expense	$10	$40	$13	$77
Effective income tax rate	23%	63%	(77)%	(118)%

The Company’s effective tax rates differ from statutory rates as follows:

	Year ended December 31,
	2014	2013	2012
Federal statutory rate	35%	35%	35%
State income taxes, net of federal income tax benefit	(1)	2	1
Nontaxable income from noncontrolling interests	37	9	7
Impact of foreign operations (a) (b)	(9)	(1)	1
Tax effects of foreign exchange gains/losses	(6)	1	—
Valuation allowances (b)	(103)	(55)	(19)
Liability for unrecognized tax benefits (b)	12	—	4
Prior year adjustments (b)	(7)	(6)	2
Nondeductible bad debts	(3)	—	—
Other	—	(1)	(1)
Effective tax rate	(45)%	(16)%	30%

(a)
The impact of foreign operations includes the effects of earnings and profits adjustments, foreign losses, and differences between foreign tax expense and foreign taxes eligible for the U.S. foreign tax credit.

(b)
The 2014, 2013, and 2012 effective tax rates were negatively impacted by a total of approximately 5%, 13%, and 8%, respectively, as a result of the current year cumulative correction of immaterial prior year errors.

Schedule of Income Tax Provisions (Benefits)
The Company’s income tax provisions (benefits) consisted of the following components:

	Year ended December 31,
(in millions)	2014	2013	2012
Current:
Federal	$—	$(1)	$(60)
State and local	39	23	16
Foreign	61	52	39
	100	74	(5)
Deferred:
Federal	17	40	(260)
State and local	(18)	(3)	49
Foreign	(17)	(6)	(27)
	(18)	31	(238)
	$82	$105	$(243)

Schedule of Principal Components of Deferred Tax Items
The following table outlines the principal components of deferred tax items:

	As of December 31,
(in millions)	2014	2013
Deferred tax assets related to:
Reserves and other accrued expenses	$266	$360
Pension obligations	—	13
Employee related liabilities	84	100
Deferred revenues	30	33
Net operating losses and tax credit carryforwards	2,160	2,003
U.S. foreign tax credits on undistributed earnings	280	274
Foreign exchange (gain)/loss	52	69
Total deferred tax assets	2,872	2,852
Valuation allowance	(1,694)	(1,498)
Realizable deferred tax assets	1,178	1,354
Deferred tax liabilities related to:
Property, equipment, and intangibles	(1,083)	(1,232)
Pension obligations	(2)	—
Investment in affiliates and other	(331)	(426)
Unrealized securities and hedging (gain)/loss	—	(1)
U.S. tax on foreign undistributed earnings	(185)	(140)
Total deferred tax liabilities	(1,601)	(1,799)
Net deferred tax liabilities	$(423)	$(445)

Schedule of Deferred Tax Assets and Liabilities Included in the Consolidated Balance Sheets
The Company’s deferred tax assets and liabilities were included in the consolidated balance sheets as follows:

	As of December 31,
(in millions)	2014	2013
Current deferred tax assets	$86	$103
Current deferred tax liabilities	(6)	(1)
Long-term deferred tax assets	18	5
Long-term deferred tax liabilities	(521)	(552)
Net deferred tax liabilities	$(423)	$(445)

Schedule of Approximate Amounts of Federal, State and Foreign Net Operating Loss Carryforwards and Foreign Tax Credit, General Business Credit and Minimum Tax credit Carryforwards
The following table presents the amounts of federal, state, and foreign net operating loss carryforwards and foreign tax credit, general business credit, and minimum tax credit carryforwards:

As of December 31,
(in millions)	2014
Federal net operating loss carryforwards (a)	$2,828
State net operating loss carryforwards (a)	4,719
Foreign net operating loss carryforwards (b)	2,763
Foreign tax credit carryforwards (c)	216
General business credit carryforwards (d)	12
Minimum tax credit carryforwards (e)	2

(a)	If not utilized, these carryforwards will expire in years 2015 through 2034.

(b)
Foreign net operating loss carryforwards of $62 million, if not utilized, will expire in years 2015 through 2034. The remaining foreign net operating loss carryforwards of $2.7 billion have an indefinite life.

(c)	If not utilized, these carryforwards will expire in years 2018 through 2024.

(d)	If not utilized, these carryforwards will expire in years 2027 through 2033.

(e)	These carryforwards have an indefinite life.

Schedule of Reconciliation of the Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits for the years ended December 31, 2012, 2013, and 2014 is as follows:

(in millions)	Unrecognized Tax Benefits
Balance as of January 1, 2012	$335
Increases for tax positions of prior years	5
Decreases for tax positions of prior years	(58)
Increases for tax positions related to the current period	6
Decreases due to the lapse of the applicable statute of limitations	(2)
Balance as of December 31, 2012	286
Increases for tax positions of prior years	3
Decreases for tax positions of prior years	(3)
Increases for tax positions related to the current period	5
Decreases for cash settlements with taxing authorities	(6)
Decreases due to the lapse of the applicable statute of limitations	(6)
Balance as of December 31, 2013	279
Increases for tax positions of prior years	3
Decreases for tax positions of prior years	(29)
Increases for tax positions related to the current period	1
Decreases for cash settlements with taxing authorities	(13)
Decreases due to the lapse of the applicable statute of limitations	(5)
Balance as of December 31, 2014	$236

Schedule of Approximate Amounts Associated with Accrued Interest Expense and the Cumulative Accrued Interest and Penalties
The following table presents the approximate amounts associated with accrued interest expense and the cumulative accrued interest and penalties:

	Year ended December 31,
(in millions)	2014	2013	2012
Current year accrued interest expense (net of related tax benefits)	$1	$5	$4
Cumulative accrued interest and penalties (net of related tax benefits)	39	45	47